1(212) 318-6609

kevinbrown@paulhastings.com

  August 3, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli ESG Fund, Inc. (the “Fund”)
File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 26 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2022 (Accession #0001193125-22-206608).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown

Kevin Brown

Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

A. Ward

Paul Hastings LLP  |  200 Park Avenue  |  New York, NY 10166

t: +1.212.318.6000  |  www.paulhastings.com